Business Combinations Business Combinations (Pro Forma Information) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended	12 Months Ended
	Jan. 31, 2015	Oct. 31, 2014	Jan. 31, 2015	Jul. 31, 2015	Jul. 31, 2014
Business Acquisition, Pro Forma Net Income (Loss)	$ 87,382	$ (32,487)	$ 54,896	$ 4,504	$ 20,580
Business Acquisition, Pro Forma Revenue	$ 751,229	$ 528,611	$ 1,279,841	$ 2,319,927	$ 2,583,680